Summary of Significant Accounting Policies (Tables)	9 Months Ended		12 Months Ended
	Oct. 31, 2021	Sep. 30, 2021	Jan. 31, 2021
Schedule of the impact of the revision to the Post-IPO balance sheet
The change in the carrying value of the redeemable Class A common stock in the Post-IPO Balance Sheet resulted in a reclassification of approximately 1.6 million shares of Class A common stock from permanent equity to temporary equity. The impact of the revision to the Post-IPO Balance Sheet is as follows:

As of March 9, 2021	As Reported	Adjustment	As Restated
Total assets	$347,538,706		$347,538,706
Total liabilities	$13,294,983		$13,294,983
Class A common stock subject to possible redemption	329,243,720	15,756,280	345,000,000
Preferred stock	—	—	—
Class A common stock	158	(158)	—
Class B common stock	863	—	863
Additional paid-in capital	5,037,145	(5,037,145)	—
Accumulated deficit	(38,163)	(10,718,977)	(10,757,140)
Total stockholders’ equity (deficit)	$5,000,003	$(15,756,280)	$(10,756,277)
Total Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders’ Equity (Deficit)	$347,538,706	$—	$347,538,706

Schedule of effect of the financial statement adjustments related to the restatement of balance sheet
The change in the carrying value of the redeemable Class A common stock at March 31, 2021 resulted in a reclassification of approximately 5.1 million shares of Class A common stock from permanent equity to temporary equity. The table below presents the effect of the financial statement adjustments related to the restatement discussed above of the Company’s previously reported unaudited balance sheet as of March 31, 2021:

As of March 31, 2021 (unaudited)	As Reported	Adjustment	As Restated
Total assets	$346,518,868		$346,518,868
Total liabilities	$47,189,952		$47,189,952
Class A common stock subject to possible redemption	294,328,910	50,671,090	345,000,000
Preferred stock	—	—	—
Class A common stock	507	(507)	—
Class B common stock	863	—	863
Additional paid-in capital	19,549,351	(19,549,351)	—
Accumulated deficit	(14,550,715)	(31,121,232)	(45,671,947)
Total stockholders’ equity (deficit)	$5,000,006	$(50,671,090)	$(45,671,084)
Total Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders’ Equity (Deficit)	$346,518,868	$—	$346,518,868
The change in the carrying value of the redeemable Class A common stock at June 30, 2021 resulted in a reclassification of approximately 5.1 million shares of Class A common stock from permanent equity to temporary equity. The table below presents the effect of the financial statement adjustments related to the restatement discussed above of the Company’s previously reported unaudited balance sheet as of June 30, 2021:

As of June 30, 2021 (unaudited)	As Reported	Adjustment	As Restated
Total assets	$345,880,864		$345,880,864
Total liabilities	$46,788,321		$46,788,321
Class A common stock subject to possible redemption	294,092,540	50,907,460	345,000,000
Preferred stock	—	—	—
Class A common stock	509	(509)	—
Class B common stock	863	—	863
Additional paid-in capital	19,785,719	(19,785,719)	—
Accumulated deficit	(14,787,088)	(31,121,232)	(45,908,320)
Total stockholders’ equity (deficit)	$5,000,003	$(50,907,460)	$(45,907,457)
Total Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders’ Equity (Deficit)	$345,880,864	$—	$345,880,864

Schedule of effect of the financial statement adjustments related to the restatement of cash flows
The table below presents the effect of the financial statement adjustments related to the restatement discussed above of the Company’s previously reported unaudited statement of cash flows for the three months ended March 31, 2021:

	For the three months ended March 31, 2021 (unaudited)
	As Reported	Adjustment	As Restated
Supplemental Disclosure of Noncash Financing Activities:
Value of Class A common stock subject to possible redemption	$294,328,910	$(294,328,910)	$—
The table below presents the effect of the financial statement adjustments related to the restatement discussed above of the Company’s previously reported unaudited statement of cash flows for the six months ended June 30, 2021:

	For the period six months ended June 30, 2021 (unaudited)
	As Reported	Adjustment	As Restated
Supplemental Disclosure of Noncash Financing Activities:
Value of Class A common stock subject to possible redemption	$294,092,540	$(294,092,540)	$—

Schedule of the weighted average shares outstanding and basic and diluted earnings per common share

	Earnings Per Share for Class A common stock
	As Reported	Adjustment	As Adjusted
Form 10-Q (March 31, 2021)—For the three months ended March 31, 2021 (unaudited)
Net loss	$(14,549,315)	$—	$(14,549,315)
Weighted average shares outstanding	7,787,500	—	7,787,500
Basic and diluted earnings per share	$0.00	$(0.88)	$(0.88)
Form 10-Q (June 30, 2021)—For the three months ended June 30, 2021 (unaudited)
Net loss	$(236,373)	$—	$(236,373)
Weighted average shares outstanding	34,500,000	—	34,500,000
Basic and diluted earnings per share	$0.00	$(0.01)	$(0.01)
Form 10-Q (June 30, 2021)—For the six months ended June 30, 2021 (unaudited)
Net loss	$(14,785,688)	$—	$(14,785,688)
Weighted average shares outstanding	34,500,000	(12,770,718)	21,729,282
Basic and diluted earnings per share	$0.00	$(0.49)	$(0.49)
Form 10-Q (March 31, 2021)—For the three months ended March 31, 2021 (unaudited)
Net loss	$(14,549,315)	$—	$(14,549,315)
Weighted average shares outstanding	7,778,090	846,910	8,625,000
Basic and diluted earnings per share	$(0.06)	$(0.82)	$(0.88)
Form 10-Q (June 30, 2021)—For the three months ended June 30, 2021 (unaudited)
Net loss	$(236,373)	$—	$(236,373)
Weighted average shares outstanding	8,625,000	—	8,625,000
Basic and diluted earnings per share	$(0.03)	$0.02	$(0.01)
Form 10-Q (June 30, 2021)—For the six months ended June 30, 2021 (unaudited)
Net loss	$(14,785,688)	$—	$(14,785,688)
Weighted average shares outstanding	8,208,564	—	8,208,564
Basic and diluted earnings per share	$(1.80)	$1.31	$(0.49)

Schedule of earnings per share, basic and diluted
The following table presents a reconciliation of the numerator and denominator used to compute basic and diluted net income (loss) per share for each class of common stock:

	For the Three Months Ended September 30, 2021		For the Nine Months Ended September 30, 2021
	Class A	Class B	Class A	Class B
Basic and diluted net income (loss) per common share:
Numerator:
Allocation of net income (loss)	$(5,308,662)	$(1,327,165)	$(16,219,758)	$(5,201,757)
Denominator:
Basic and diluted weighted average common shares outstanding	34,500,000	8,625,000	26,032,967	8,348,901

Basic and diluted net income (loss) per common share	$(0.15)	$(0.15)	$(0.62)	$(0.62)

Planet Labs Inc.
Schedule of earnings per share, basic and diluted	The following table sets forth the computation of basic and diluted loss per Class A common stock and Class B common stock (amounts in thousands, except share and per share amounts):

	Nine Months Ended October 31,
	2021	2020
Numerator:
Net loss attributable to common stockholders	$(91,159)	$(89,605)
Denominator:
Basic and diluted weighted-average common shares outstanding used in computing net loss per share attributable to common stockholders	30,264,402	28,640,817

Basic and diluted net loss per share attributable to common stockholders	$(3.01)	$(3.13)
The following table sets forth the computation of basic and diluted loss per Class A common stock and Class B common stock (amounts in thousands, except share and per share amounts):

	Year Ended January 31,
	2021	2020
Numerator:
Net loss attributable to common stockholders	$(127,103)	$(123,714)
Denominator:
Basic and diluted weighted-average common shares outstanding used in computing net loss per share attributable to common stockholders	28,863,607	27,981,802
Basic and diluted net loss per share attributable to common stockholders	$(4.40)	$(4.42)

Schedule of Cash Flow, Supplemental Disclosures
A reconciliation of the Company’s cash and cash equivalents in the unaudited condensed consolidated balance sheets to cash, cash equivalents and restricted cash in the unaudited condensed consolidated statements of cash flows as of October 31, 2021 and January 31, 2021 is as follows:

	October 31,	January 31,
(in thousands)	2021	2021
Cash and cash equivalents	$58,989	$71,183
Restricted cash, current	309	375
Restricted cash, non-current	5,749	4,982

Total cash, cash equivalents and restricted cash	$65,047	$76,540

A reconciliation of the Company’s cash and cash equivalents in the Consolidated Balance Sheets to total cash, cash equivalents and restricted cash in the Consolidated Statements of Cash Flows as of January 31, 2021 and 2020 is as follows:

	January 31,
(in thousands)	2021	2020
Cash and cash equivalents	$71,183	$21,678
Restricted cash, current	375	1,576
Restricted cash, non-current	4,982	4,485

Total cash, cash equivalents and restricted cash	$76,540	$27,739

Schedule of the change in the Company's allowance for doubtful accounts	The change in the Company’s allowance for doubtful accounts is as follows:

	Year Ended January 31,
(in thousands)	2021	2020
Balance, beginning of year	$843	$5,300
Charges	823	649
Write-offs	(619)	(4,702)
Other	168	(404)

Balance, end of year	$1,215	$843

Schedule of Finite-Lived Intangible Assets
Intangible assets with finite useful lives are carried at cost, net of accumulated amortization and impairment, where applicable. Amortization is recorded over the estimated useful lives of the assets on a straight-line basis as follows:

Estimated useful life (in years)
Developed technology	5
Imagery library	3
Customer relationships	5
Trade names and other	5 to 7

Summary of property, plant and equipment	Depreciation is computed once an asset is placed in service using the straight-line method over the estimated useful life of the asset, which is as follows:

Estimated useful life
(in years)
Computer equipment and purchased software	3
Office furniture, equipment and fixtures	5
Satellites	2.2 to 9
Ground stations and ground station equipment	3 to 10
Leasehold improvements	lesser of useful life or term of lease
Depreciation is computed once an asset is placed in service using the straight-line method over the estimated useful life of the asset, which is as follows:

Estimated useful life (in years)
Computer equipment and purchased software	3
Office furniture, equipment and fixtures	5
Satellites	2.5 to 6
Ground stations and ground station equipment	3 to 10
Leasehold improvements	lesser of useful life or term of lease